STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT - USD ($)	Total	Agrico Acquisition Corp.	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Agrico Acquisition Corp.	Accumulated Deficit	Accumulated Deficit Agrico Acquisition Corp.	Class A Common Stock Agrico Acquisition Corp.	Class B Common Stock Agrico Acquisition Corp.
Beginning balance at Dec. 31, 2019	$ 8,249,000		$ 98,000	$ 22,043,000		$ (13,892,000)
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			86,324,999
Issuance of Class B ordinary shares to Sponsor (Note 5)	140,619,000		$ 95,000	140,524,000
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	$ (9,672)	194,000	166,859,000	$ 0	(22,549,000)	$ (9,672)		$ 0
Beginning balance (in shares) at Jul. 31, 2020								0	0
Beginning balance at Jul. 31, 2020		0			0		0	$ 0	$ 0
Net loss		(9,672)					(9,672)
Ending balance (in shares) at Dec. 31, 2020									0
Ending balance at Dec. 31, 2020	144,126,000	(9,672)	$ 194,000	166,859,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			39,005,000						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	37,378,000	25,000	$ 7,000	37,371,000	24,641				$ 359
Ending balance (in shares) at Mar. 31, 2021									3,593,750
Ending balance at Mar. 31, 2021	177,035,000	15,328	201,000	205,658,000	24,641	(28,446,000)	(9,672)		$ 359
Beginning balance (in shares) at Dec. 31, 2020									0
Beginning balance at Dec. 31, 2020	144,126,000	(9,672)	$ 194,000	166,859,000	0	(22,549,000)	(9,672)		$ 0
Issuance of Class B ordinary shares to Sponsor (Note 5) (in shares)			48,330,580						3,593,750
Issuance of Class B ordinary shares to Sponsor (Note 5)	161,458,000	25,000	$ 12,000	161,446,000	24,641				$ 359
Issuance of Private Placement warrants, net of offering costs		7,226,565			7,226,565
Fair value of public warrants, net of offering costs		4,973,703			4,973,703
Issuance of non-redeemable representative shares (in shares)								143,750
Issuance of non-redeemable representative shares		1,437,500			1,437,486			$ 14
Re-measurement of Class A ordinary shares carrying value to redemption value		(17,824,049)			(13,662,395)		(4,161,654)
Net loss		(372,974)					(372,974)
Ending balance (in shares) at Dec. 31, 2021								143,750	3,593,750
Ending balance at Dec. 31, 2021	266,923,000	(4,543,927)	206,000	330,870,000	$ 0	(62,606,000)	(4,544,300)	$ 14	$ 359
Net loss		(379,541)					(379,541)
Ending balance (in shares) at Mar. 31, 2022								143,750	3,593,750
Ending balance at Mar. 31, 2022	$ 250,187,000	$ (4,923,468)	$ 206,000	$ 331,682,000		$ (78,924,000)	$ (4,923,841)	$ 14	$ 359